General	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

NOTE 1:-	GENERAL

a.	RADA Electronic Industries Ltd. (the “Company”) is an Israeli based defense electronics contractor that specializes in the design, development, production and sales of tactical land radars for ground forces and border protection and avionics systems (including inertial navigation systems) for fighter aircraft and UAVs.

The Company operates a test and repair shop using its automated test equipment (“ATE”) products in Beijing, China, through its 80% owned Chinese subsidiary, Beijing Huari Aircraft Components Maintenance and Services Co. Ltd. (“CACS”). CACS was established with a Chinese third party, which owned the remaining 20% equity interest. In October 2018, a transaction with non-controlling interest occurred and as a result, as of December 31, 2018, the Company owned 100% of CACS (see Note 1b).

In January 2018, the Company incorporated RADA Sensors Inc., a fully owned subsidiary of the Company. RADA Sensors Inc. is the holder of 75% of the interests in RADA Technologies LLC, also organized in January 2018, together with ZASE Technologies LLC (the holder of 25% of the interests in RADA Technologies LLC).

The Company is organized and operates as one operating segment.

b.	Discontinued operations

In December 2016, the Company committed to a plan to sell its test and repair services activity (provided through the Company’s then 80% owned subsidiary, CACS) in order to focus in its core business. In October 2018, a transaction with non-controlling interest occurred and as a result, as of December 31, 2018, the Company owned 100% of CACS, which resulted in a $254 decrease in additional paid in capital.

In December 2018, the Company signed an agreement to sell its ownership interest in CACS for approximately $1,500 and received 70% of the consideration as of the date of this report, which is currently held in a trust account in China. The Company recorded a provision of $159 for the expected loss which will result from the sale, which amount was included in accrued expenses in the consolidated balance sheets and in the net loss from discontinued operations in the consolidated statements of operations.

On March 14, 2019, subsequent to balance sheet date, the ownership was transferred to the buyer while the remaining consideration has yet to be received by the Company.

The results of the discontinued operations including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets, are presented below (the adoption of Topic 606 did not have a material impact on the results of the discontinued operations):

	Year ended December 31,
	2018	2017	2016

Revenues	$750	$1,729	$909
Cost of sales	(787)	(909)	(698)
Operating expenses	(208)	(310)	(197)
Operating income (loss)	(245)	510	14
Finance income (expenses), net	-	5	(1)

Net income (loss)	(245)	515	13

Loss from sale of subsidiary	(159)	-	-
Net income (loss) from discontinued operations	$(404)	$515	$13

The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2018	2017

Cash and cash equivalents	$526	$267
Trade receivables	555	1,200
Other accounts receivable and prepaid expenses	42	61
Inventories	401	940
Property, plant and equipment, net	-	319

Total assets of discontinued operations	1,524	2,787

Trade payables	55	4
Accrued expenses and other liabilities	311	324

Total liabilities of discontinued operations	$366	$328

c.	Liquidity and Capital Resources:

On May 15, 2016, the Company’s shareholders approved an investment transaction with a new investor (the “Investor”) after which the Investor became the controlling shareholder of the Company. The Company issued 8,510,638 Ordinary shares in consideration for approximately $4,000, or a price per share of $0.47 (the “Initial Investment”). The Company also issued to the Investor, warrants to purchase: (i) 4,255,319 Ordinary shares at an exercise price per Ordinary share of $0.47 (having an aggregate exercise price of $2,000) exercisable for a period of 24 months following the date of the Initial Investment and (ii) 3,636,363 Ordinary shares at an exercise price per Ordinary share of $0.55 (having an aggregate exercise price of $2,000) exercisable for a period of 48 months following the date of the Initial Investment (collectively: the “Warrants”).

As of December 31, 2018, all of the Company’s outstanding Warrants were fully exercised.

In addition, as part of the investment transaction, the Investor agreed to grant the Company an option, exercisable in the discretion of either the Investor or the Company, to obtain a convertible loan from the Investor in the principal amount of up to $3,175, which would be used solely for the purpose of the repayment of an outstanding convertible loan, including accrued interest, that was due on August 31, 2016 and payable to the former controlling shareholder.

On June 16, 2016, the Company obtained a $3,175 convertible loan from the Investor (convertible into Ordinary shares at a price per share of $2.40) and repaid the outstanding loan balance owed to its former controlling shareholder in the amount of $2,988, including accrued interest of $247.

In August 2017, the Company entered into agreements with several Israeli institutional investors to purchase 4,604,500 Ordinary shares at price per share of $2.15, for a total consideration of $9,900. Offering costs amounted to $174.

In November 2018, the Company entered into agreements with several Israeli institutional investors to purchase 4,545,454 ordinary shares at price per share of $2.75, for a total consideration of $12,500. Offering costs amounted to $248.

Since incorporation, the Company has incurred an accumulated deficit of $76,961. As of December 31, 2018, the Company’s cash position (cash and cash equivalents) totaled approximately $20,814. Management believes that its cash and cash equivalents are sufficient for the Company to meet its obligations as they come due at least for a period of twelve months from the date of issuance of the consolidated financial statements.